Income Taxes - Schedule of Reconciliation between Income Taxes Expense (Benefit) to (Loss) Income before Income Taxes and Actual Provision for Income Taxes (Detail) - USD ($)		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes And Tax Related [Line Items]
Net (loss) income before provision for income tax		$ 146,915,000	$ 13,419,000	$ (25,415,000)
Income tax (benefit) expense at statutory tax rate		36,729,000	3,355,000	(6,354,000)
Permanent differences		(75,000)	(144,000)	99,000
Change in valuation allowance		(2,680,000)	(2,315,000)	4,560,000
Effect of income tax rate difference in other jurisdictions		7,941,000	2,754,000	1,695,000
Effect of tax holidays and preferential tax rates		(36,779,000)	(3,558,000)
Provision for income tax		$ 5,136,000	$ 92,000	$ 0
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Provision for income tax	$ 0